GOODWILL (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 518	$ 489
Acquisitions through business combinations	1,163	0
Foreign currency translation and other	45	29
Balance at end of the year	$ 1,726	$ 518
Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to cash flow projections	11.00%
Terminal rate applied to cash flow projections	10
Period over which management has projected cash flows	9 years
Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to cash flow projections	17.00%
Terminal rate applied to cash flow projections	15
Period over which management has projected cash flows	18 years